FAIR VALUE MEASUREMENTS - Fair value hierarchy for assets and liabilities measured at fair value (Details) - Recurring $ in Thousands	Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ (1,690)
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ (1,690)